Cryptocurrency - Schedule of Cryptocurrency Mining Activities of Btc in Coins (Details)	12 Months Ended
Jun. 30, 2025 USD ($) BTC
Schedule of Cryptocurrency Mining Activities of Btc in Coins [Abstract]
Quantities in coins BTC, beginning | BTC
Cryptocurrency amounts, beginning | $
Quantities in coins BTC, revenue recognized from cryptocurrency mined | BTC	88.54
Cryptocurrency amounts, revenue recognized from cryptocurrency mined | $	$ 8,726,016
Quantities in coins BTC, USDT receivable | BTC	(88.54)
Cryptocurrency amounts, USDT receivable | $	$ (8,726,016)
Quantities in coins BTC, ending | BTC
Cryptocurrency amounts, ending | $